Document and Entity Information	0 Months Ended
May 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 01, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Eaton Vance Core Plus Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Core Plus Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Core Plus Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX